Portfolio of Investments July 31, 2025
NZF
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 168.0% (99.5% of Total Investments)
3938118620 MUNICIPAL BONDS - 168 .0% ( 99 .5 % of Total Investments) 3938118620
ALABAMA - 3.7% (2.2% of Total Investments)
$ 15,310,000 (a) Alabama Corrections Institution Finance Authority, Revenue
Bonds, Series 2022A, (UB)
5 .250% 07/01/52 $ 15,451,928
8,585,000 (b) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6 .000 09/01/45 8,105,027
2,280,000 (a) Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016B
5 .000 11/15/46 2,211,792
2,720,000 Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016C
5 .000 11/15/46 2,638,629
10,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 10,184,840
340,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 340,280
2,945,000 (a) Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024, (UB)
5 .500 10/01/53 2,992,689
3,800,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 3,323,275
24,765,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 26,171,033
14,840,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35)
5 .000 01/01/56 14,984,393
TOTAL ALABAMA 86,403,886
ARIZONA - 1.4% (0.8% of Total Investments)
2,131,023 (b),(c) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7 .000 07/01/41 1,491,716
3,185,000 (b) Eastmark Community Facilities District 1, Mesa, Arizona,
General Obligation Bonds, Series 2015
5 .000 07/15/39 3,016,765
3,830,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024B
4 .800 09/01/49 3,649,930
1,500,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .850 09/01/54 1,427,657
10,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5 .000 07/01/47 9,780,857
270,000 Phoenix Mesa Gateway Airport Authority, Arizona, Special
Facility Revenue Bonds, Mesa Project, Series 2012, (AMT)
5 .000 07/01/27 270,155
950,000 Phoenix Mesa Gateway Airport Authority, Arizona, Special
Facility Revenue Bonds, Mesa Project, Series 2012, (AMT)
5 .000 07/01/32 950,356
1,790,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .375 07/01/46 1,253,000
2,140,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .500 07/01/51 1,498,000
2,060,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 1,983,218
35,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5 .125 07/01/39 32,219
50,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/32 53,411

Portfolio of Investments July 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 7,235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000% 12/01/37 $ 7,522,156
TOTAL ARIZONA 32,929,440
ARKANSAS - 1.3% (0.8% of Total Investments)
10,055,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 9,832,393
12,410,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 12,458,505
6,000,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 5,524,699
2,000,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4 .750 09/01/49 1,858,131
TOTAL ARKANSAS 29,673,728
CALIFORNIA - 19.7% (11.7% of Total Investments)
4,225,000 Alameda Unified School District, Alameda County, California,
General Obligation Bonds, Series 2005B - AGM Insured
0 .000 08/01/28 3,885,730
535,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/41 494,573
1,900,000 Blythe Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Redevelopment Project 1, Refunding
Series 2015
5 .000 05/01/38 1,902,248
165,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 165,042
4,070,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B -
FGIC Insured
0 .000 08/01/32 3,174,578
6,410,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B -
FGIC Insured
0 .000 08/01/34 4,560,264
19,925,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024C,
(Mandatory Put 10/01/32)
5 .000 08/01/55 21,086,829
1,510,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 1,058,245
1,515,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Verdant at Green Valley Apartments,
Series 2019A
5 .000 08/01/49 1,326,846
1,095,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco
Funding Corporation, Turbo, Series 2007A
5 .000 06/01/36 1,033,590
22,650,000 (a) California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019, (UB)
5 .000 11/15/49 22,113,297
3,500,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/45 3,059,245
825,000 (b) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
5 .375 07/01/45 752,788
34,780,000 California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A - AGM Insured
4 .000 02/01/51 29,356,748
2,000,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water Authoriity
Desalination Project Pipeline, Refunding Series 2019
5 .000 07/01/39 2,014,694
2,000,000 (b),(c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
5 .000 06/01/51 1,200,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250% 12/01/44 $ 2,409,337
16,712,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 16,185,906
33,780,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 31,229,431
22,205,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 21,436,447
9,955,000 Capistrano Unified School District, Orange County, California,
Special Tax Bonds, Community Facilities District 98-2, Series
2005 - FGIC Insured
0 .000 09/01/31 7,974,133
14,085,000 Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 15,049,594
3,795,000 Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Series 2006C - FGIC
Insured
0 .000 02/01/37 2,357,193
6,215,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Altana Glendale, Series
2021A-2
4 .000 10/01/56 4,523,706
2,330,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3 .000 07/01/43 1,747,137
10,145,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3 .125 07/01/56 6,353,975
3,005,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3 .000 06/01/47 1,987,150
20,855,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 11,871,196
15,120,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3 .000 12/01/49 9,652,120
1,320,000 Davis, California, Special Tax Bonds, Community Facilities
District 2015-1 Series 2015
5 .000 09/01/40 1,320,129
2,510,000 Folsom Cordova Unified School District, Sacramento County,
California, General Obligation Bonds, School Facilities
Improvement District 1, Series 2004B - NPFG Insured
0 .000 10/01/28 2,301,093
3,360,000 Folsom Cordova Unified School District, Sacramento County,
California, General Obligation Bonds, School Facilities
Improvement District 2, Series 2002A - NPFG Insured
0 .000 07/01/27 3,184,250
3,725,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000 01/15/34 2,766,035
3,000,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A
5 .800 01/15/26 3,041,641
4,505,000 Foothill-De Anza Community College District, Santa Clara
County, California, Election of 1999 General Obligation Bonds,
Series A - NPFG Insured
0 .000 08/01/30 3,908,256
2,315,000 Gateway Unified School District, California, General Obligation
Bonds, Series 2004B - FGIC Insured
0 .000 08/01/32 1,828,188
3,170,000 (d) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2005A - AGM Insured, (ETM)
0 .000 06/01/26 3,104,716
3,190,000 Hillsborough City School District, San Mateo County, California,
General Obligation Bonds, Series 2006B
0 .000 09/01/27 3,021,164
5,000,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2005 - NPFG
Insured
0 .000 08/01/31 4,130,440

Portfolio of Investments July 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,500,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC
Insured
0 .000% 08/01/32 $ 1,982,457
10,000,000 (a) Irvine Facilities Financing Authority, California, Special Tax
Revenue Bonds, Great Park Infrastructure Project Series 2023A
- BAM Insured, (UB)
4 .000 09/01/58 8,513,941
225,000 (e) Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007B (TSFR3M*0.67% +
1.450%)
4 .524 11/15/27 228,148
70,000 (d) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (Pre-refunded 11/15/31), (AMT)
4 .000 05/15/46 71,829
1,000,000 (d) Mendocino-Lake Community College District, Mendocino and
Lake Counties, California, General Obligation Bonds, Election
2006, Series 2011B, (Pre-refunded 8/01/26) - AGM Insured
5 .600 08/01/31 1,032,275
2,335,000 (b) Morongo Band of Mission Indians, California, Enterprise
Revenue Bonds, Series 2018A
5 .000 10/01/42 2,308,206
1,030,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5 .875 08/01/28 1,116,616
2,320,000 (f) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 2,213,739
8,120,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
7 .000 11/01/34 9,645,008
5,180,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .500 11/01/39 6,131,852
7,735,000 North Orange County Community College District, California,
General Obligation Bonds, Election of 2002 Series 2003B -
FGIC Insured
0 .000 08/01/25 7,735,000
4,180,000 North Orange County Community College District, California,
General Obligation Bonds, Election of 2002 Series 2003B -
FGIC Insured
0 .000 08/01/26 4,073,150
10,885,000 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002 Series
2005B - FGIC Insured
0 .000 08/01/25 10,885,000
7,750,000 Oxnard Union High School District, Ventura County, California,
General Obligation Bonds, Election 2018 Series 2022C
4 .000 08/01/47 6,951,353
12,210,000 Palomar Pomerado Health, California, General Obligation
Bonds, Convertible Capital Appreciation, Election 2004 Series
2010A
6 .750 08/01/40 12,765,063
5,000,000 Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A - AGC Insured
7 .000 08/01/38 5,452,509
3,200,000 Redlands Unified School District, San Bernardino County,
California, General Obligation Bonds, Series 2003 - AGM
Insured
0 .000 07/01/27 3,012,642
22,345,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .250 07/01/58 22,453,981
6,500,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2023A
5 .000 07/01/58 6,578,792
2,750,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/47 2,689,736
2,360,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/51 2,300,958
6,650,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/44 6,603,315
25,670,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT)
5 .000 05/01/43 25,478,712
33,485,000 (a) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5 .000 05/01/48 32,825,212

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,000,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4 .000% 01/15/50 $ 4,252,821
860,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 860,042
37,555,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0 .000 06/01/47 8,396,626
1,800,000 Walnut Valley Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2000 Series
2003D - FGIC Insured
0 .000 08/01/27 1,702,181
4,005,000 (f) Wiseburn School District, Los Angeles County, California,
General Obligation Bonds, Series 2011B - AGM Insured
0 .000 08/01/36 4,518,629
TOTAL CALIFORNIA 461,347,747
COLORADO - 8.2% (4.8% of Total Investments)
980,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/51 862,728
1,101,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .500 12/01/36 1,101,369
770,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/37 769,900
2,210,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 2,058,571
859,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Senior Lien Series 2015A
5 .000 06/01/37 858,964
5,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/34 5,713,806
1,105,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/37 1,127,620
1,105,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/38 1,120,084
5,035,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/39 5,066,869
30,270,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 29,659,427
820,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 677,991
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 5,091,371
8,300,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, (UB)
5 .250 11/01/52 8,240,981
2,100,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Series 2012
4 .000 12/01/42 1,816,001
2,105,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 2,007,976
7,580,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 4,720,883
35,500,000 (a) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .250 12/01/43 35,579,584
10,695,000 (a) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .000 12/01/48 10,453,137
13,965,000 (a) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .250 12/01/48 13,931,528
1,160,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 1,119,479
330,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 318,472

Portfolio of Investments July 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 10,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000% 09/01/41 $ 4,663,441
8,845,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 1997B - NPFG Insured
0 .000 09/01/26 8,576,790
7,550,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 6,718,102
11,100,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/31 9,128,496
10,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 7,873,979
4,000,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Refunding Series 2006B - NPFG Insured
0 .000 09/01/39 1,976,941
1,125,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5 .750 12/01/30 1,120,596
1,000,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 936,608
825,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .750 12/01/47 789,199
4,945,000 Overlook Park Metropolitan District, Routt County, Colorado,
General Obligation Bonds, Limited Tax Senior Series 2023A
7 .250 12/01/53 4,865,845
4,310,000 (c) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/39 3,728,201
490,000 (d) Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016,
(Pre-refunded 12/01/26)
5 .000 12/01/45 503,333
395,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 414,084
4,060,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 4,732,917
902,000 Reserve Metropolitan District 2, Mount Crested Butte,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2016A
5 .000 12/01/45 825,855
55,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .250 12/01/40 53,758
105,000 Water Valley Metropolitan District 2, Windsor, Colorado,
General Obligation Bonds, Refunding Series 2016
5 .250 12/01/40 102,630
1,000,000 (b) West Meadow Metropolitan District, Town of Fraser, Grand
County, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2023A
6 .000 12/01/38 1,012,161
1,000,000 (b) West Meadow Metropolitan District, Town of Fraser, Grand
County, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2023A
6 .500 12/01/50 1,006,703
TOTAL COLORADO 191,326,380
CONNECTICUT - 0.4% (0.3% of Total Investments)
6,345,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Fairfield University, Series 2022U
4 .000 07/01/52 5,178,703
4,975,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
4 .650 11/15/51 4,599,489
TOTAL CONNECTICUT 9,778,192
DISTRICT OF COLUMBIA - 0.9% (0.6% of Total Investments)
12,230,000 District of Columbia Housing Finance Agency, Multifamily
Development Program Revenue Bonds, Series 2024A-1
4 .750 09/01/46 11,486,783
5,000,000 District of Columbia, Income Tax Secured Revenue Bonds,
Series 2019A
4 .000 03/01/39 4,737,594
10,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/37 5,791,348
TOTAL DISTRICT OF COLUMBIA 22,015,725

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 6.9% (4.1% of Total Investments)
$ 1,005,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000% 09/01/43 $ 965,249
865,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/45 820,119
615,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5 .375 11/01/36 621,421
665,000 Bexley Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2016
4 .700 05/01/36 662,104
800,000 Bonterra Community Development District, Hialeah, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series
2016
4 .500 05/01/34 800,559
3,315,000 Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A
5 .000 04/01/41 3,332,008
3,000,000 Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A
5 .000 04/01/47 2,951,661
4,390,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
5 .000 07/01/50 2,724,860
325,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/39 301,378
150,000 (b) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5 .000 10/01/49 136,577
120,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .250 11/01/37 121,220
155,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .600 11/01/46 155,417
555,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .250 05/01/35 557,225
615,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .300 05/01/36 617,455
955,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500 05/01/45 955,103
1,305,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500 05/01/46 1,304,872
12,505,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
4 .000 08/15/45 10,462,337
6,740,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
4 .000 08/15/50 5,363,902
1,115,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .650 07/01/37 1,122,863
3,385,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .750 07/01/47 3,221,293
1,420,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4 .750 07/15/36 1,354,277
1,465,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5 .000 07/15/46 1,289,649
1,000,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies Inc., Series 2016A
5 .000 07/01/36 960,403
6,785,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies Inc., Series 2016A
5 .125 07/01/46 5,802,104
900,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2015A
6 .000 06/15/35 900,358
555,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2015A
6 .125 06/15/46 548,376

Portfolio of Investments July 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 120,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000% 09/15/40 $ 108,504
1,015,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6 .250 06/15/36 1,021,572
2,475,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6 .375 06/15/46 2,477,208
5,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 4,069,848
4,120,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/47 3,354,144
22,275,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/53 21,329,720
7,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 6,111,868
12,495,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025A, (AMT), (Mandatory Put 8/13/25)
8 .250 07/01/57 10,620,821
320,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
4 .750 05/01/36 318,344
4,500,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/42 4,487,579
12,410,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Series 2018E, (AMT)
5 .000 10/01/48 12,163,238
7,665,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2019A, (AMT)
5 .000 10/01/49 7,351,808
2,140,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5 .350 08/01/35 2,157,408
6,495,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 5,351,943
7,500,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health, Inc., Series 2019A
5 .000 10/01/47 7,302,290
500,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/52 467,638
5,225,000 (b) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties LLC - Palm Beach Atlantic University Housing
Project, Series 2019A
5 .000 04/01/51 4,675,234
545,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
5 .000 11/01/46 523,236
90,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
4 .750 11/01/28 91,968
265,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
5 .375 11/01/36 269,971
10,075,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000 05/01/44 8,810,912
85,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2016A2
4 .350 05/01/26 85,368
100,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2016A2
4 .875 05/01/35 100,187

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Tallahassee, Florida, Health Facilities Revenue Bonds,
Tallahassee Memorial HealthCare Inc. Project, Refunding Series
2015A
5 .000% 12/01/40 $ 992,269
7,780,000 (a) Tallahassee, Florida, Health Facilities Revenue Bonds,
Tallahassee Memorial HealthCare Inc. Project, Refunding Series
2015A, (UB)
5 .000 12/01/44 7,501,292
2,600,000 (a) Tallahassee, Florida, Health Facilities Revenue Bonds,
Tallahassee Memorial HealthCare Inc. Project, Series 2016A,
(UB)
5 .000 12/01/55 2,462,734
300,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
5 .375 11/01/37 302,754
TOTAL FLORIDA 162,562,648
GEORGIA - 2.0% (1.2% of Total Investments)
285,000 (c) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .500 01/01/29 148,200
1,205,000 Atlanta Urban Residential Finance Authority, Georgia,
Multifamily Housing Revenue Bonds, Testletree Village
Apartments, Series 2013A
4 .500 11/01/35 993,588
725,000 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project
Series 2014
5 .000 07/01/41 719,495
4,245,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4 .000 07/01/49 3,604,126
1,250,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017C
4 .125 11/01/45 1,082,677
1,250,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017D
4 .125 11/01/45 1,082,677
1,925,000 (a) Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center Inc. Project,
Series 2020
4 .000 07/01/50 1,661,705
5,000 Cherokee County Water and Sewerage Authority, Georgia,
Revenue Bonds, Series 2001 - AGM Insured
5 .000 08/01/35 5,005
1,690,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Refunding Series 1993 - NPFG Insured
5 .625 10/01/26 1,718,215
8,200,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .125 04/01/53 8,098,097
1,000,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series
2020
4 .000 03/01/40 927,425
3,485,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2014A
5 .000 07/01/44 3,442,808
3,505,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .600 12/01/54 3,218,748
3,020,000 Georgia Local Governments, Certificates of Participation,
Georgia Municipal Association, Series 1998A - NPFG Insured
4 .750 06/01/28 3,112,047
3,000,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/51 2,572,147
840,000 (b) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5 .875 06/15/47 838,132
260,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5 .500 09/15/26 266,209
1,070,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 1,058,309
3,000,000 (b) Marietta Development Authority, Georgia, University Facilities
Revenue Bonds, Life University, Inc. Project, Refunding Series
2017A
5 .000 11/01/47 2,576,270
3,325,000 Monroe, Georgia, Combined Utilities Revenue Bonds, Series
2020 - AGM Insured
4 .000 12/01/45 2,975,117
3,700,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .500 07/01/60 3,700,130

Portfolio of Investments July 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 3,000,000 Private Colleges and Universities Authority, Georgia, Revenue
Bonds, Emory University, Refunding Series 2013A
5 .000% 10/01/43 $ 2,989,356
TOTAL GEORGIA 46,790,483
GUAM - 0.1% (0.0% of Total Investments)
1,805,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/39 1,802,735
TOTAL GUAM 1,802,735
IDAHO - 0.0% (0.0% of Total Investments)
595,000 Idaho Water Resource Board, Water Resource Loan Program
Revenue, Ground Water Rights Mitigation Series 2012A
5 .000 09/01/32 595,659
TOTAL IDAHO 595,659
ILLINOIS - 21.7% (12.9% of Total Investments)
55,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 55,658,273
2,255,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Project Series 2015C
5 .250 12/01/35 2,255,015
15,500,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2012B
5 .000 12/01/33 15,500,157
8,400,000 (b) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017B
7 .000 12/01/42 8,685,062
1,800,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016A
7 .000 12/01/26 1,817,495
51,780,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016A
7 .000 12/01/44 51,970,416
1,335,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016B
6 .500 12/01/46 1,345,687
6,210,000 (b) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2017A
7 .000 12/01/46 6,382,186
450,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Series 1999A - NPFG Insured
0 .000 12/01/26 429,139
1,715,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
NPFG Insured
0 .000 12/01/26 1,635,496
1,000,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
NPFG Insured
0 .000 12/01/27 918,669
1,765,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
NPFG Insured
0 .000 12/01/30 1,424,870
2,585,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
0 .000 12/01/27 2,374,761
8,565,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
0 .000 12/01/31 6,581,340
20,155,000 (a) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2017, (UB)
5 .000 12/01/51 19,757,652
2,430,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 2,429,873
6,000,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A
5 .000 12/01/57 5,764,262
25,755,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - NPFG Insured
0 .000 01/01/29 22,929,404
8,765,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - FGIC Insured
0 .000 01/01/34 6,166,052
17,310,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - FGIC Insured
0 .000 01/01/37 10,212,358
350,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/29 351,924
765,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/35 765,668
1,610,000 Chicago, Illinois, General Obligation Bonds, Series 1999 0 .000 01/01/30 1,390,860
10,125,000 (a) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5 .000 01/01/44 9,499,671

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .500% 01/01/53 $ 5,078,669
5,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5 .500 01/01/62 5,075,539
12,190,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Refunding Series 2018A
4 .125 05/15/47 10,588,817
800,000 (b) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .500 12/01/30 802,161
17,770,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5 .000 12/01/46 17,338,974
20,000,000 (a) Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016, (UB)
5 .000 12/01/46 19,514,884
2,700,000 (a),(d) Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A, (Pre-refunded 10/01/25),
(UB)
5 .000 10/01/46 2,710,804
9,145,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024A
4 .750 10/01/49 8,733,157
1,785,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 1,855,261
7,605,000 (a) Illinois State, General Obligation Bonds, May Series 2023B,
(UB)
5 .500 05/01/47 7,743,359
3,100,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/35 3,128,074
3,000,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/37 3,017,328
2,400,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/40 2,395,794
5,795,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 6,033,626
3,800,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 3,974,138
5,000,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 5,158,346
5,350,000 Illinois State, General Obligation Bonds, Refunding April Series
2019B
5 .125 09/01/26 5,482,258
5,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 4,998,658
5,400,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2015B
5 .000 06/15/52 5,140,353
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 7,998,928
13,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 12,632,983
8,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B - BAM Insured
0 .000 12/15/51 1,934,450
64,110,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
0 .000 12/15/52 13,993,104
2,455,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .000 06/15/53 2,330,964
1,945,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 1,851,719
45,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/43 17,874,144
1,990,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Refunding Series
1998A - NPFG Insured
5 .500 06/15/29 2,100,798
8,400,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/30 6,938,192
7,940,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/33 5,818,064
450,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/34 304,758

Portfolio of Investments July 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 12,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000% 06/15/35 $ 8,235,651
10,620,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/35 6,802,419
11,505,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/36 6,951,301
65,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/38 34,480,297
38,040,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/40 18,085,384
3,720,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/41 1,641,927
4,005,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5 .750 08/01/42 4,004,904
TOTAL ILLINOIS 508,996,477
INDIANA - 0.6% (0.3% of Total Investments)
2,000,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,714,866
1,230,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750 08/01/42 1,229,960
10,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0 .000 02/01/26 9,844,329
1,000,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5 .750 04/01/36 946,593
TOTAL INDIANA 13,735,748
IOWA - 1.3% (0.8% of Total Investments)
5,750,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 5,371,704
21,525,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 24,309,328
TOTAL IOWA 29,681,032
KANSAS - 0.5% (0.3% of Total Investments)
2,085,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5 .000 03/01/44 2,010,848
3,565,000 (c) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 1,033,850
10,000,000 University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2017A
5 .000 03/01/47 9,792,995
TOTAL KANSAS 12,837,693
KENTUCKY - 0.8% (0.5% of Total Investments)
5,000,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .375 02/01/36 5,016,761
435,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .500 02/01/44 428,662
500,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5 .750 11/15/45 399,617
2,250,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5 .750 11/15/50 1,724,255

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 6,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000% 08/01/44 $ 5,878,975
1,305,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/40 1,304,688
1,335,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .750 07/01/43 1,481,884
2,295,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .875 07/01/46 2,552,092
210,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
4 .000 10/01/29 210,144
TOTAL KENTUCKY 18,997,078
LOUISIANA - 0.9% (0.6% of Total Investments)
500,000 (b) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .625 06/15/48 463,695
5,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/42 4,967,101
3,730,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 3,626,233
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/53 1,863,669
1,775,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/36 1,839,041
3,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/46 2,879,784
7,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 6,795,936
TOTAL LOUISIANA 22,435,459
MAINE - 0.2% (0.1% of Total Investments)
4,965,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 4,364,563
TOTAL MAINE 4,364,563
MARYLAND - 1.5% (0.9% of Total Investments)
2,795,000 Maryland Economic Development Corporation, Private Activity
Revenue Bonds, Purple Line Light Rail Project, Green Series
2022B, (AMT)
5 .000 12/31/41 2,748,897
2,000,000 (c) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 1,340,000
4,590,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025A
5 .250 07/01/52 4,590,369
7,145,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/46 7,123,649
20,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5 .000 05/15/45 19,793,624
355,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5 .000 07/01/46 339,046
TOTAL MARYLAND 35,935,585
MASSACHUSETTS - 0.1% (0.0% of Total Investments)
525,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 499,221
1,525,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4 .500 01/01/45 1,336,393
TOTAL MASSACHUSETTS 1,835,614

Portfolio of Investments July 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN - 1.8% (1.1% of Total Investments)
$ 645,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000% 10/01/33 $ 626,280
1,250,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000 10/01/43 1,105,175
9,895,000 (g) Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured, (UB)
6 .000 05/01/29 10,650,254
5,000 Detroit, Michigan, Second Lien Sewerage Disposal System
Revenue Bonds, Series 2005A - NPFG Insured
4 .500 07/01/35 5,002
1,985,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5 .500 07/01/29 2,068,118
5,000 Detroit, Michigan, Sewer Disposal System Revenue Bonds,
Second Lien, Series 2006B - FGIC Insured
5 .000 07/01/36 5,010
10,000 Detroit, Michigan, Water Supply System Revenue Bonds, Senior
Lien Series 2003A - NPFG Insured
5 .000 07/01/34 10,021
10,000,000 Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont Health Credit Group, Series 2016A
5 .000 11/01/44 9,787,202
6,800,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A
5 .000 11/15/48 6,573,798
6,695,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2025A
5 .000 12/01/55 6,639,344
5,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I
4 .000 04/15/54 4,148,054
TOTAL MICHIGAN 41,618,258
MINNESOTA - 1.8% (1.1% of Total Investments)
700,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/47 575,751
10,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/53 9,680,890
15,830,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/53 15,716,613
7,105,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/58 6,804,179
1,500,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5 .750 08/01/44 1,499,934
800,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .500 07/01/52 706,464
750,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 749,237
4,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6 .000 09/01/51 4,001,941
3,410,000 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds,
Regions Hospital Parking Ramp Project, Series 2007-1
5 .000 08/01/36 3,410,974
TOTAL MINNESOTA 43,145,983
MISSISSIPPI - 1.2% (0.7% of Total Investments)
30,000,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Ochsner Clinic Foundation Project Refunding
Series 2025C
5 .000 05/15/55 29,435,163
TOTAL MISSISSIPPI 29,435,163

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 1.6% (0.9% of Total Investments)
$ 750,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000% 03/01/33 $ 758,565
55,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/36 55,554
10,090,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 9,856,106
135,000 (b) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/46 115,902
12,005,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/29 10,593,297
650,000 (b) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 626,715
3,810,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5 .750 06/01/35 3,551,308
3,695,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6 .000 06/01/46 3,272,432
1,590,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Kansas City University of
Medicine and Biosciences, Series 2013A
5 .000 06/01/30 1,590,703
2,700,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Kansas City University of
Medicine and Biosciences, Series 2013A
5 .000 06/01/33 2,700,267
50,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/44 48,513
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5 .000 11/15/45 1,987,759
430,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series
2013A
5 .875 09/01/43 429,229
450,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .000 12/01/35 432,104
130,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125 12/01/45 111,862
760,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 768,856
TOTAL MISSOURI 36,899,172
NEBRASKA - 0.4% (0.2% of Total Investments)
5,835,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000 09/01/42 5,906,088
3,435,000 Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Series 2017
5 .000 11/15/47 3,374,205
TOTAL NEBRASKA 9,280,293
NEVADA - 0.2% (0.1% of Total Investments)
4,410,000 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged
Revenues, Series 2018A
5 .000 05/01/48 4,384,413
TOTAL NEVADA 4,384,413

Portfolio of Investments July 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 0.3% (0.2% of Total Investments)
$ 2,995,000 (b) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4 .875% 11/01/42 $ 2,698,613
6,060,000 (b) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 5,009,110
TOTAL NEW HAMPSHIRE 7,707,723
NEW JERSEY - 7.4% (4.4% of Total Investments)
1,100,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .125 07/01/42 1,100,680
17,580,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/31 18,278,800
1,000,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5 .000 06/15/36 1,033,051
10,000,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5 .000 06/15/41 10,330,510
2,175,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, (Pre-refunded 6/15/27)
5 .000 06/15/42 2,273,369
16,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL
5 .000 06/15/49 15,788,227
1,415,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 1999,
(AMT)
5 .250 09/15/29 1,416,473
2,900,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/41 2,626,585
19,650,000 (d) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .000 06/15/48 22,329,105
15,280,000 (a) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .250 06/15/50 15,566,582
3,130,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/28 2,841,504
3,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/31 2,423,283
12,715,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/33 9,310,646
610,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/34 423,101
2,480,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/40 1,183,205
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 7,383,008
20,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/36 12,369,700
19,175,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0 .000 12/15/35 12,610,859
15,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/39 7,619,877
8,595,000 (a) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A, (UB)
5 .000 12/15/34 8,909,253
1,595,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 1,534,962
17,010,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 16,415,159
TOTAL NEW JERSEY 173,767,939

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 21.0% (12.4% of Total Investments)
$ 3,400,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009
0 .000% 07/15/44 $ 1,216,946
12,020,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009
0 .000 07/15/46 3,768,869
450,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .250 07/01/35 438,450
200,000 (c) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .000 11/01/39 120,000
460,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5 .500 09/01/45 447,345
18,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1A
4 .000 07/01/51 15,203,781
15,270,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/46 12,030,807
5,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group
5 Series 2021E
4 .000 03/15/48 4,280,197
7,250,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5 .000 07/01/46 6,833,222
81,270,000 (b) Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Series 2005C
0 .000 06/01/50 9,401,590
6,280,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5 .250 11/15/55 6,281,211
4,210,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Series 2016B
5 .000 11/15/34 4,279,605
3,320,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Series 2016B
5 .000 11/15/37 3,354,916
1,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2015F
5 .000 11/15/35 1,000,743
5,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2017D
5 .000 11/15/32 5,237,574
11,990,000 New York City Housing Development Corporation, New York,
House Impact Revenue Bonds, Green Series 2023A
4 .800 02/01/53 11,462,155
6,000,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Green Sustainable
Development Series 2024F-1-A
4 .550 11/01/54 5,699,675
5,630,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Green Sustainable
Development Series 2024F-1-A
5 .000 11/01/59 5,500,143
9,750,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series CC-1
4 .000 06/15/49 8,278,422
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series GG-1
4 .000 06/15/50 4,351,680
10,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2022 Series AA-1
4 .000 06/15/51 8,663,591
2,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series BB
5 .250 06/15/55 2,574,913
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000 02/01/43 5,005,085
10,000,000 New York City, New York, Educational Construction Fund
Revenue Bonds, Series 2021B
5 .000 04/01/52 10,005,308
5,750,000 New York City, New York, General Obligation Bonds, Fiscal
2018 Series E-1
5 .000 03/01/40 5,841,239
2,860,000 New York City, New York, General Obligation Bonds, Fiscal
2022 Series A-1
5 .000 08/01/47 2,845,684

Portfolio of Investments July 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 61,665,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000% 11/15/44 $ 59,117,286
5,700,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150 11/15/34 5,700,156
7,525,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A
5 .250 01/01/56 7,539,536
8,265,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020C
5 .000 03/15/47 8,251,997
14,650,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 13,948,076
68,360,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 66,046,807
48,060,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5 .500 12/31/60 46,506,336
565,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 564,997
28,700,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 28,698,396
6,220,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 6,356,912
10,835,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/60 10,518,170
3,945,000 (a) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT), (UB)
6 .000 06/30/54 4,008,997
15,465,000 (a) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT), (UB)
5 .375 06/30/60 14,721,090
5,350,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/31 5,452,732
2,100,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 2,066,300
13,750,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 14,109,275
3,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Eighth Series 2016
5 .250 11/15/56 3,011,367
14,500,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 1,198,332
30,000,000 (a) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4 .500 05/15/63 26,979,054
11,235,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1
4 .125 05/15/64 9,238,488
2,150,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 1,829,929

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 9,705,581 Westchester County Health Care Corporation, New York,
Senior Lien Revenue Bonds, Series 2014A
5 .000% 11/01/44 $ 8,771,983
3,640,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Refunding Series 2016
5 .000 11/01/46 3,208,047
565,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 588,238
TOTAL NEW YORK 492,555,652
NORTH CAROLINA - 0.2% (0.1% of Total Investments)
5,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 4,871,007
TOTAL NORTH CAROLINA 4,871,007
NORTH DAKOTA - 2.5% (1.5% of Total Investments)
4,925,000 Cass County, North Dakota, Health Care Facilities Revenue
Bonds, Essential Health Obligated Group, Series 2018B
5 .250 02/15/58 4,846,791
1,075,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
4 .000 12/01/46 869,921
10,315,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 9,563,090
10,950,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/48 9,889,919
37,840,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/53 33,678,565
TOTAL NORTH DAKOTA 58,848,286
OHIO - 9.2% (5.5% of Total Investments)
1,430,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Green Series 2016A
5 .000 02/15/46 1,431,726
28,980,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 2,541,987
9,495,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 7,723,530
3,250,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/37 3,276,958
7,200,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/47 7,024,996
2,500,000 Clark-Shawnee Local School District, Clark County, Ohio,
General Obligation Bonds, School Facilities Construction &
Improvement Series 2017
5 .000 11/01/54 2,508,777
6,500,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/46 5,564,651
2,000,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/28 1,799,719
6,895,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/32 5,157,393
2,155,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/34 1,454,085
165,000 (d) Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured, (ETM)
0 .000 12/01/27 154,532
4,145,000 Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured
0 .000 12/01/27 3,888,299
220,000 (d) Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured, (ETM)
0 .000 12/01/28 200,156

Portfolio of Investments July 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 5,615,000 Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured
0 .000% 12/01/28 $ 5,111,871
570,000 (b) Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Easton Project, Series
2020
5 .000 06/01/28 576,353
19,495,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/52 18,533,957
20,650,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/57 19,351,716
2,400,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 1,981,986
1,010,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/34 1,004,502
1,000,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/44 922,104
4,780,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/51 4,184,955
10,000,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015
5 .000 05/15/40 10,003,225
1,730,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
5 .000 12/01/46 1,685,842
2,500,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018
5 .000 06/01/43 2,515,866
8,020,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A
5 .000 08/15/47 7,874,059
5,565,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AGM Insured
0 .000 12/01/28 5,016,679
1,000,000 Mahoning County, Ohio, Sewer System Revenue Bonds,
Refunding and Improvement Series 2022
5 .000 12/01/42 1,010,357
4,500,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/31 4,955,167
6,105,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/44 5,601,436
1,600,000 Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement
Series 2017
4 .000 11/15/43 1,456,032
2,845,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 2,792,299
1,250,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2022 Project, Series 2022
4 .000 10/01/42 1,025,915
1,250,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2022 Project, Series 2022
4 .000 10/01/47 968,890
950,000 Ohio Municipal Electric Generation Agency, Beneficial Interest
Certificates, Belleville Hydroelectric Project - Joint Venture 5,
Series 2001 - NPFG Insured
0 .000 02/15/29 846,194
5,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-2
0 .000 02/15/37 3,031,639
11,260,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-2
0 .000 02/15/38 6,416,616
5,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-2
0 .000 02/15/40 2,483,138

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 27,880,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750% 06/01/33 $ 28,590,773
22,820,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, (Mandatory Put 6/01/22)
4 .750 06/01/33 23,401,773
1,500,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Kestrel Verifiers, Green Series
2021A
5 .000 12/01/46 1,505,643
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,336,896
1,845,000 Pinnacle Community Infrastructure Financing Authority, Grove
City, Ohio, Community Facilities Bonds, Series 2015A - AGM
Insured
4 .250 12/01/36 1,845,543
480,000 (b) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
4 .250 12/01/50 416,924
385,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development TIF Revenue Bonds, RBM
Development - Phase 2B Project, Series 2018A
6 .000 12/01/50 371,022
980,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Tax Increment Financing Revenue Bonds,
Cooperative Township Public Parking Project, Gallery at
Kenwood, Senior Lien Series 2019A
5 .000 11/01/51 827,388
1,500,000 Springboro Community City School District, Warren County,
Ohio, General Obligation Bonds, Refunding Series 2007
5 .250 12/01/32 1,670,017
1,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 932,178
TOTAL OHIO 215,975,764
OKLAHOMA - 2.9% (1.7% of Total Investments)
12,690,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/43 12,424,109
9,715,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/48 9,078,370
18,235,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 17,329,040
16,570,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 15,612,766
1,550,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/41 1,543,477
7,700,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .500 01/01/54 8,120,836
2,200,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 2,430,870
1,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/40 1,083,037
TOTAL OKLAHOMA 67,622,505
OREGON - 0.3% (0.2% of Total Investments)
7,330,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2020-27A, (AMT)
5 .000 07/01/45 7,223,337
TOTAL OREGON 7,223,337
PENNSYLVANIA - 9.5% (5.6% of Total Investments)
380,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5 .750 08/01/42 379,991
7,355,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 7,111,040
11,700,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation
Project, Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 11,989,719

Portfolio of Investments July 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,030,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3 .750% 10/01/47 $ 1,583,916
1,236,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 1,291,644
16,570,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 15,020,683
8,280,000 (f) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 5,974,860
2,594,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 2,637,662
2,405,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/34 2,483,153
700,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5 .000 01/01/38 687,211
8,710,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020A
4 .000 04/01/39 8,138,695
5,085,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020A
4 .000 04/01/50 4,199,383
5,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020A
5 .000 04/01/50 4,814,953
15,220,000 (a) Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2019A, (UB)
5 .000 07/01/44 14,960,313
20,335,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5 .000 05/01/52 19,500,189
9,400,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5 .000 05/01/57 8,935,860
2,205,724 (c) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2 .200 06/30/27 970,519
1,214,992 (c) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0 .900 06/30/27 218,699
4,135,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 4,134,511
19,250,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .750 06/30/48 19,436,806
24,890,000 (a) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM
Insured, (AMT), (UB)
5 .000 12/31/57 23,542,147
24,005,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2
4 .375 11/01/54 20,335,920
4,660,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/49 3,919,122
4,400,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A
5 .000 02/15/55 4,445,340
30,355,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-146A
4 .750 04/01/53 28,616,266
3,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .000 12/01/30 3,197,415
4,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Sciences in
Philadelphia, Series 2017
5 .000 11/01/47 3,750,660

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 735,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000% 11/15/28 $ 735,458
TOTAL PENNSYLVANIA 223,012,135
PUERTO RICO - 7.1% (4.2% of Total Investments)
75,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0 .000 05/15/57 4,194,915
1,804,623 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0
0 .000 08/01/54 332,164
1,595,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5 .000 07/01/37 1,643,461
16,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 16,494,091
5,255,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/47 4,951,583
8,180,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/33 8,539,229
2,745,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/37 2,817,854
6,055,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 6,054,696
46,230,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 10,651,318
2,260,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 2,028,525
108,619,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 99,420,751
1,780,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 1,683,497
493,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .536 07/01/53 423,723
529,318 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 334,132
8,007,861 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 6,984,851
TOTAL PUERTO RICO 166,554,790
RHODE ISLAND - 0.1% (0.1% of Total Investments)
21,570,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 3,574,481
TOTAL RHODE ISLAND 3,574,481
SOUTH CAROLINA - 4.5% (2.6% of Total Investments)
21,570,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/30 18,731,493
7,220,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023B
4 .850 07/01/48 7,087,417
32,615,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
4 .250 11/01/47 28,948,458
8,045,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
4 .500 11/01/54 7,188,949
9,985,000 (a) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated Group,
Series 2018A, (UB)
5 .000
05/01/43
9,942,155
8,560,000 (a) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated Group,
Series 2018A, (UB)
5 .000 05/01/48 8,349,148
2,150,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2015A
5 .000 12/01/50 2,106,518
2,155,000 (a) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2015A,
(UB)
5 .000 12/01/50 2,111,417

Portfolio of Investments July 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 7,500,000 (a) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B, (UB)
5 .000% 12/01/46 $ 7,456,504
10,295,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A
5 .000 12/01/55 10,022,475
2,585,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Series 2015E
5 .250 12/01/55 2,584,838
TOTAL SOUTH CAROLINA 104,529,372
SOUTH DAKOTA - 0.2% (0.1% of Total Investments)
4,455,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 4,345,846
TOTAL SOUTH DAKOTA 4,345,846
TENNESSEE - 1.3% (0.8% of Total Investments)
1,000,000 (b) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5 .125 12/01/42 926,738
4,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
4 .000 08/01/44 3,452,020
21,500,000 (a) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5 .250 07/01/53 21,805,010
5,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/54 4,799,039
TOTAL TENNESSEE 30,982,807
TEXAS - 11.3% (6.7% of Total Investments)
3,135,000 Board of Managers, Joint Guadalupe County-Seguin City
Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding
& Improvement Series 2015
5 .250 12/01/35 3,136,440
3,340,000 Board of Managers, Joint Guadalupe County-Seguin City
Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding
& Improvement Series 2015
5 .000 12/01/40 3,134,505
9,000,000 (a) Carrollton-Farmers Branch Independent School District, Dallas
County, Texas, General Obligation Bonds, School Building
Series 2023
4 .000 02/15/53 7,532,504
480,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016
6 .250 09/01/35 485,176
455,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016
6 .500 09/01/46 458,753
21,000,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
4 .250 02/01/53 18,547,223
1,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT
4 .750 05/01/38 980,882
150,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 142,054
5,000,000 Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series
2024
4 .250 02/15/50 4,452,462
10,000,000 Gulf Coast Industrial Development Authority, Texas, Solid
Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
Project, Series 1998, (AMT)
8 .000 04/01/28 10,013,526
295,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/41 127,239
590,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/42 236,682
1,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/43 376,476
2,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/44 706,550

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,600,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000% 11/15/45 $ 863,558
4,180,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/53 859,444
605,000 (d) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/37 339,526
1,315,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/37 673,793
40,500,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/40 16,853,314
2,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines Inc. Terminal Improvement Project,
Refunding Series 2015B-1, (AMT)
5 .000 07/15/35 1,999,881
190,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2014, (AMT)
5 .000 07/01/29 189,987
3,105,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/37 3,231,834
28,305,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/28 25,561,614
5,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/30 4,167,515
5,765,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/31 4,579,499
6,000,000 (d) Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2001B - NPFG Insured, (ETM)
5 .500 12/01/29 6,433,841
7,500,000 (d) Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2002A - AGM Insured, (ETM)
5 .750 12/01/32 8,859,282
3,500,000 Hutto, Texas, Certificates of Obligation Bonds, Combination
Tax & Waterworks & Sewer System Revenue Series 2024 - BAM
Insured
4 .250 08/01/54 3,053,789
2,605,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, Refunding Series
2024
4 .000 02/15/45 2,348,423
720,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000 08/15/35 721,343
2,505,000 Matagorda County Navigation District 1, Texas, Collateralized
Revenue Refunding Bonds, Houston Light and Power
Company, Series 1997 - AMBAC Insured, (AMT)
5 .125 11/01/28 2,629,890
8,630,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 8,632,595
825,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 758,584
6,330,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 7,583,942
9,130,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 10,980,949
10,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0 .000 01/01/28 9,301,209
1,570,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/34 1,540,337

Portfolio of Investments July 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (c) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000% 12/15/47 $ 460,000
595,000 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Senior Lien Series 2008D
6 .250 12/15/26 610,272
1,800,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5 .500 12/31/58 1,803,097
300,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/42 304,310
1,660,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/43 1,676,293
90,930,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 83,102,382
3,600,000 Texas Turnpike Authority, Central Texas Turnpike System
Revenue Bonds, First Tier Series 2002A - AMBAC Insured
0 .000 08/15/25 3,595,933
TOTAL TEXAS 264,046,908
UTAH - 0.1% (0.0% of Total Investments)
1,945,000 (b),(c) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8 .000 12/01/39 1,847,459
TOTAL UTAH 1,847,459
VIRGINIA - 3.3% (1.9% of Total Investments)
12,000,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/51 11,567,160
22,405,000 (a) Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016, (UB)
5 .000 07/01/51 21,596,852
1,250,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .650 07/01/55 1,163,650
8,995,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 8,381,354
16,520,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 15,315,964
20,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 18,501,962
TOTAL VIRGINIA 76,526,942
WASHINGTON - 3.2% (1.9% of Total Investments)
590,000 Central Puget Sound Regional Transit Authority, Washington,
Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999 -
FGIC Insured
4 .750 02/01/28 590,639
105,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5 .750 04/01/43 102,479
6,065,000 Washington Health Care Facilities Authority, Revenue Bonds,
Central Washington Health Services Association, Refunding
Series 2015
4 .000 07/01/36 5,808,159
10,420,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015A, (UB)
5 .000 08/15/45 10,113,525
10,500,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2017B
4 .000 08/15/41 9,356,222
10,785,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014C, (UB)
5 .000 10/01/44 10,457,427
21,320,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, (UB)
5 .000 10/01/38 21,323,371
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020
4 .000 09/01/45 1,732,017
14,875,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020, (UB)
5 .000 09/01/55 14,616,657
TOTAL WASHINGTON 74,100,496

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.3% (0.2% of Total Investments)
$ 6,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2023B
6 .000% 09/01/48 $ 6,358,901
TOTAL WEST VIRGINIA 6,358,901
WISCONSIN - 3.9% (2.3% of Total Investments)
25,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
5 .000 06/15/37 22,922
1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5 .125 05/01/36 960,267
1,855,000 (b),(d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/36 1,892,886
3,690,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/36 3,284,115
1,485,000 (b),(d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/46 1,515,329
2,945,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 2,238,230
79,862 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 2,337
69,810 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 1,918
68,693 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 1,765
66,459 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 1,575
65,342 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 1,457
84,889 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 1,750
83,772 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 1,626
80,979 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 1,470
79,304 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 1,353
77,628 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 1,252
4,224,917 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5 .500 07/01/56 3,024,380
86,006 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 1,300
83,772 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 1,192
81,538 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 1,097

Portfolio of Investments July 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 79,862 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/60 $ 1,004
78,745 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 929
76,511 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 849
74,836 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 785
73,161 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 728
72,044 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 670
77,628 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 666
934,897 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 7,246
69,385 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 2,207
68,408 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 2,002
67,919 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 1,866
67,431 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 1,733
66,454 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 1,575
72,806 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 1,623
1,841,855 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 1,229,931
72,317 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 1,491
71,340 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 1,384
70,851 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 1,286
69,874 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 1,192
68,897 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 1,112
68,408 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 1,034

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 67,431 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/58 $ 959
66,942 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 900
66,454 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 836
65,476 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 772
64,988 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 722
64,010 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 671
63,522 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 632
63,033 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 586
62,056 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 533
808,203 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 6,264
500,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6 .250 06/15/48 479,226
1,200,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 1,127,286
1,690,000 (b),(c) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .250 08/01/27 1,635,075
1,350,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000 12/01/50 1,282,500
160,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5 .200 12/01/37 162,428
2,905,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, Collegiate Housing Foundation - Cullowhee
LLC - Western California University Project, Series 2015A
5 .000 07/01/35 2,905,000
1,000,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 997,209
28,700,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 27,680,880
21,715,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 20,733,662
1,000,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A
0 .000 12/15/31 810,296
2,105,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/32 2,109,245
2,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/39 2,502,101
12,650,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A
5 .000 11/15/39 12,683,549

Portfolio of Investments July 31, 2025
(continued)
NZF

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,120,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .250% 10/01/39 $ 1,095,237
TOTAL WISCONSIN 90,436,103
WYOMING - 0.2% (0.1% of Total Investments)
4,660,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2024 Series 1
4 .700 12/01/49 4,421,013
TOTAL WYOMING 4,421,013
TOTAL MUNICIPAL BONDS
(Cost $4,003,690,430) 3,938,118,620
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
243,974 VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% ( 0 .0 % of Total Investments) 243,974
CONSUMER DURABLES & APPAREL - 0.0% (0.0% of Total Investments)
243,974 (h) Cahava Springs Advance 7 .500 12/31/26 243,974
TOTAL CONSUMER DURABLES & APPAREL 243,974
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $243,974) 243,974
TOTAL LONG-TERM INVESTMENTS
(Cost $4,003,934,404) 3,938,362,594
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%(0.5% of Total Investments)
20,000,000 MUNICIPAL BONDS - 0 .9% ( 0 .5 % of Total Investments) 20,000,000
NORTH CAROLINA - 0.9% (0.5% of Total Investments)
20,000,000 (i) North Carolina Medical Care Commission, Healthcare Revenue
Bonds, Novant Health Inc., Series 2004A
2 .320 11/01/34 20,000,000
TOTAL NORTH CAROLINA 20,000,000
TOTAL MUNICIPAL BONDS
(Cost $20,000,000) 20,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,000,000) 20,000,000
TOTAL INVESTMENTS - 168 .9%
(Cost $ 4,023,934,404 ) 3,958,362,594
FLOATING RATE OBLIGATIONS - (15.4)% (361,160,000)
MFP SHARES, NET - (27.3)%(j) (640,183,417)
VRDP SHARES, NET - (28.7)%(k) (673,915,840)
OTHER ASSETS & LIABILITIES, NET -  2.5% 61,084,750
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,344,188,087
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $349,044,385 or 8.8% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(e) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(g) Inverse floating rate trust is a non recourse trust.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(j) MFP Shares, Net as a percentage of Total Investments is 16.2%.
(k) VRDP Shares, Net as a percentage of Total Investments is 17.0%.
NZF
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 3,938,118,620 $ – $ 3,938,118,620
Variable Rate Senior Loan Interests – – 243,974 243,974
Short-Term Investments:
Municipal Bonds – 20,000,000 – 20,000,000
Total $ – $ 3,958,118,620 $ 243,974 $ 3,958,362,594